Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [text block table]
in € m.	2021	2020¹	2019¹
Gains	15	344	5
Losses	(15)	(33)	(2)
Net gains (losses) from derecognition of financial assets measured at amortized cost	1	311	3

[1] Prior years' comparatives aligned to presentation in the current year.